Lease (Details 4) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease
2025	¥ 334
Total lease payments	334
Less: imputed interest	(4)
Total lease liability	¥ 330	¥ 0	¥ 0